PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of movement in property and equipment	The following table summarizes the movement in the net book value of property and equipment for the six-month period ended
June 30:

	2026	2025*

Balance as of January 1	849	624

Additions	120	140
Acquisitions*	53	1
Disposals and write off	(1)	(2)
Depreciation	(78)	(66)
Impairment	(4)	(4)
Translation adjustment	(47)	6
Modifications and reassessments	57	47

Balance as of June 30	949	746
*Acquisitions for six-month period ended June 30, 2026  of US$53 comprise property and equipment for the six solar power plants acquisition
(US$49), the SUNVIN 11 acquisition (US$2) and the ISP Shtorm LLC acquisition (US$2). Acquisitions for the six-month period ended June 30,
2025 of US$1 comprise property and equipment related to the Uklon acquisition. See Note 5 for further details.